Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible preferred stock, par value				$ 0.0001
Convertible preferred stock, authorized				20,348,788
Convertible preferred stock, issued				19,278,606
Convertible preferred stock, outstanding		0		19,278,606
Common stock, par value	$ 0.0001			$ 0.0001				$ 0.0001
Common stock, shares authorized	1,000,000,000			26,750,000				20,250,000
Common stock, shares, issued	30,545,165			1,984,222				1,802,134
Common stock, shares, outstanding	30,545,165			1,984,222				1,802,134
Pro Forma
Common stock, shares, issued				21,262,828				21,262,828
Common stock, shares, outstanding				21,262,828				21,262,828
Series A Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001			$ 0.0001				$ 0.0001
Convertible preferred stock, authorized	0			3,862,500				3,862,500
Convertible preferred stock, issued	0			3,862,500				3,862,500
Convertible preferred stock, outstanding	0		3,862,500	3,862,500	3,862,500	3,862,500	3,862,500	3,862,500	3,862,500
Aggregate liquidation preference	$ 0			$ 15,450				$ 15,450
Series A Convertible Preferred Stock | Pro Forma
Convertible preferred stock, issued				0				0
Convertible preferred stock, outstanding				0				0
Series B Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001			$ 0.0001				$ 0.0001
Convertible preferred stock, authorized	0			6,750,000				6,750,000
Convertible preferred stock, issued	0			6,749,999				6,749,999
Convertible preferred stock, outstanding	0		6,749,999	6,749,999	6,749,999	6,749,999	6,749,999	6,749,999	6,749,999
Aggregate liquidation preference	$ 0			$ 54,000				$ 54,000
Series B Convertible Preferred Stock | Pro Forma
Convertible preferred stock, issued				0				0
Convertible preferred stock, outstanding				0				0
Series C Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001			$ 0.0001				$ 0.0001
Convertible preferred stock, authorized	0			4,448,788				5,000,000
Convertible preferred stock, issued	0			4,448,780				3,177,271
Convertible preferred stock, outstanding	0		4,448,780	4,448,780	4,448,780	4,448,780	4,448,780	3,177,271
Aggregate liquidation preference	$ 0			$ 53,385				$ 38,127
Series C Convertible Preferred Stock | Pro Forma
Convertible preferred stock, issued				0				0
Convertible preferred stock, outstanding				0				0
Series D Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001			$ 0.0001				$ 0.0001
Convertible preferred stock, authorized	0			5,287,500				0
Convertible preferred stock, issued	0			4,217,327				0
Convertible preferred stock, outstanding	0		4,217,327	4,217,327	4,217,327	3,777,564		0
Aggregate liquidation preference	$ 0			$ 55,669				$ 0
Series D Convertible Preferred Stock | Pro Forma
Convertible preferred stock, issued				0				0
Convertible preferred stock, outstanding				0				0